Subsequent Events - LOC Master Note Agreement (Details) - Revolving Credit Facility - Line of Credit - USD ($)			1 Months Ended				3 Months Ended
	Mar. 09, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Mar. 31, 2023	Sep. 30, 2024	Apr. 30, 2024
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 60,000,000					$ 60,000,000	$ 60,000,000
SOFR
Subsequent Event [Line Items]
Basis spread on variable rate		1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Variable Rate Component Four | SOFR
Subsequent Event [Line Items]
Basis spread on variable rate	1.50%
LOC Master Note
Subsequent Event [Line Items]
Outstanding balance								$ 59,540,000
Subsequent Event | Variable Rate Component Four | SOFR
Subsequent Event [Line Items]
Basis spread on variable rate	1.50%
Subsequent Event | LOC Master Note
Subsequent Event [Line Items]
Outstanding balance									$ 59,540,000